INCOME TAXES - Deferred Income Tax Movement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening net deferred tax (liability) asset	$ (139)	$ (173)
Recognized in income	493	45
Recognized in other comprehensive income	(33)	(24)	$ (4)
Other	(1,211)	13
Net deferred tax (liability) asset	$ (890)	$ (139)	$ (173)